Other Accounts Payable (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Payable [Line Items]
Other accounts payable	$ 296	$ 313
U.S dollars [Member]
Other Accounts Payable [Line Items]
Other accounts payable	244	249
NIS [Member]
Other Accounts Payable [Line Items]
Other accounts payable	52	64
Other currencies [Member]
Other Accounts Payable [Line Items]
Other accounts payable	$ 296	$ 313